Capital and financing structure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital and financing structure [Line Items]
Increase decrease exchange rate effects borrowings of infrastructure projects		€ 652
Infrastructure project [Member]
Capital and financing structure [Line Items]
Debt securities and bank borrowings of infrastructure projects	€ 7,617	8,400
Increase decrease net draw downs borrowings of infrastructure projects	214
Increase decrease exchange rate effects borrowings of infrastructure projects	(904)
Increase decrease changes in the scope of consolidation borrowings of infrastructure projects	(93)
Exinfrastructure project [Member]
Capital and financing structure [Line Items]
Debt securities and bank borrowings of infrastructure projects	2,810	€ 2,886
Increase decrease net draw downs borrowings of infrastructure projects	(65)
Increase decrease exchange rate effects borrowings of infrastructure projects	(5)
Increase decrease changes in the scope of consolidation borrowings of infrastructure projects	€ (7)